Cover	Apr. 03, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40259
Entity Registrant Name	NOCTURNE ACQUISITION CORPORATION
Entity Central Index Key	0001837344
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Germay Drive
Entity Address, Address Line Two	Unit 4 #1066
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19804
City Area Code	(858)
Local Phone Number	228-7142
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one ordinary share, $0.0001 par value and one right
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value and one right
Trading Symbol	MBTCU
Security Exchange Name	NASDAQ
Ordinary shares included as part of Units
Title of 12(b) Security	Ordinary shares included as part of Units
Trading Symbol	MBTC
Security Exchange Name	NASDAQ
Rights included as part of the Units
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	MBTCR
Security Exchange Name	NASDAQ